Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes
Note 5 Income Taxes
U.S. Cellular is included in a consolidated federal income tax return and in certain state income tax returns with other members of the TDS consolidated group. For financial statement purposes, U.S. Cellular and its subsidiaries compute their income tax expense as if they comprised a separate affiliated group and were not included in the TDS consolidated group.
U.S. Cellular’s current income taxes balances at December 31, 2019 and 2018, were as follows:

December 31,	2019	2018
(Dollars in millions)
Federal income taxes receivable	$44	$15
Net state income taxes receivable	2	—

Income tax expense (benefit) is summarized as follows:

Year Ended December 31,	2019	2018	2017
(Dollars in millions)
Current
Federal	$44	$48	$68
State	12	6	10
Deferred
Federal	—	(5)	(354)
State	(4)	2	(11)
Total income tax expense (benefit)	$52	$51	$(287)

In December 2017, the Tax Act was signed into law. Following the guidance of FASB Accounting Standards Update 2018-05, Income Taxes: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 118, Income tax expense (benefit) for the year ended December 31, 2017, included a provisional estimate for the impact of the Tax Act on U.S. Cellular's 2017 depreciation expense deduction. During 2018, U.S. Cellular completed a full analysis of depreciation expense deductions related to fixed assets placed in service during 2017 and Income tax expense (benefit) for 2018 included a benefit of $4 million related to this adjustment.
A reconciliation of U.S. Cellular’s income tax expense computed at the statutory rate to the reported income tax expense, and the statutory federal income tax rate to U.S. Cellular’s effective income tax rate is as follows:

Year Ended December 31,	2019		2018		2017
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in millions)
Statutory federal income tax expense and rate	$39	21.0%	$45	21.0%	$(95)	35.0%
State income taxes, net of federal benefit[1]	6	3.4	9	4.0	(4)	1.4
Effect of noncontrolling interests	(1)	(0.5)	(1)	(0.4)	(2)	0.8
Federal income tax rate change[2]	—	—	(4)	(2.0)	(254)	93.3
Change in federal valuation allowance[3]	7	3.6	(1)	(0.3)	(5)	1.9
Goodwill impairment[4]	—	—	—	—	71	(26.2)
Nondeductible compensation	2	1.3	4	1.8	4	(1.5)
Tax credits	(3)	(1.5)	—	(0.1)	—	0.1
Other differences, net	2	0.8	(1)	(0.3)	(2)	0.7
Total income tax expense (benefit) and rate	$52	28.1%	$51	23.7%	$(287)	105.5%

[1]	State income taxes, net of federal benefit, include changes in unrecognized tax benefits as well as adjustments to the valuation allowance.

[2]
The Tax Act reduced the federal income tax rate from 35% to 21% for years after 2017. The $4 million tax benefit in 2018 relates primarily to finalizing the analysis for 2017 depreciation deductions as described above. The $254 million tax benefit in 2017 related to adjusting the deferred tax liability to the lower tax rate upon enactment of the Tax Act.

[3]
Change in federal valuation allowance in 2019 is due primarily to interest expense carryforwards not expected to be realized. The 2018 change also includes a change in judgment related to net operating loss carryforwards that are now realizable due to an internal restructuring.

[4]
Goodwill impairment reflects an adjustment to increase 2017 income tax expense by $71 million related to a portion of the impaired goodwill that is not amortizable for income tax purposes. See Note 7 — Intangible Assets for additional information related to the goodwill impairment.

Significant components of U.S. Cellular’s deferred income tax assets and liabilities at December 31, 2019 and 2018, were as follows[1]:

December 31,	2019	2018
(Dollars in millions)
Deferred tax assets
Net operating loss (NOL) carryforwards	$96	$96
Lease liabilities	230	—
Asset retirement obligation	45	43
Other	84	114
Total deferred tax assets	455	253
Less valuation allowance	(90)	(75)
Net deferred tax assets	365	178
Deferred tax liabilities
Property, plant and equipment	284	299
Licenses/intangibles	230	207
Partnership investments	131	133
Lease assets	206	—
Other	21	49
Total deferred tax liabilities	872	688
Net deferred income tax liability	$507	$510

[1]	Certain prior year deferred tax assets and liabilities have been reclassified to align with the current year presentation.
At December 31, 2019, U.S. Cellular and certain subsidiaries had $1,895 million of state NOL carryforwards (generating a $86 million deferred tax asset) available to offset future taxable income. The state NOL carryforwards expire between 2020 and 2039. Certain subsidiaries had federal NOL carryforwards (generating a $10 million deferred tax asset) available to offset their future taxable income. The federal NOL carryforwards generally expire between 2020 and 2037, with the exception of federal NOLs generated after 2017, which do not expire. A valuation allowance was established for certain state NOL carryforwards and federal NOL carryforwards since it is more likely than not that a portion of such carryforwards will expire before they can be utilized.
A summary of U.S. Cellular’s deferred tax asset valuation allowance is as follows:

	2019	2018	2017
(Dollars in millions)
Balance at beginning of year	$75	$77	$65
Charged to income tax expense	15	5	12
Charged to Retained earnings	—	(7)	—
Balance at end of year	$90	$75	$77

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2019	2018	2017
(Dollars in millions)
Unrecognized tax benefits balance at beginning of year	$48	$47	$43
Additions for tax positions of current year	7	6	6
Additions for tax positions of prior years	—	1	1
Reductions for tax positions of prior years	(6)	—	(1)
Reductions for settlements of tax positions	(1)	—	—
Reductions for lapses in statutes of limitations	—	(6)	(2)
Unrecognized tax benefits balance at end of year	$48	$48	$47

Unrecognized tax benefits are included in Accrued taxes and Other deferred liabilities and credits in the Consolidated Balance Sheet. If these benefits were recognized, they would have reduced income tax expense in 2019, 2018 and 2017 by $37 million, $38 million and $38 million, respectively, net of the federal benefit from state income taxes.
U.S. Cellular recognizes accrued interest and penalties related to unrecognized tax benefits in Income tax expense (benefit). The amounts charged to income tax expense related to interest and penalties resulted in an expense of $3 million in 2019, a benefit of less than $1 million in 2018 and an expense of $3 million in 2017. Net accrued liabilities for interest and penalties were $21 million and $19 million at December 31, 2019 and 2018, respectively, and are included in Other deferred liabilities and credits in the Consolidated Balance Sheet.
U.S. Cellular is included in TDS’ consolidated federal and certain state income tax returns. U.S. Cellular also files certain state and local income tax returns separately from TDS. With limited exceptions, TDS is no longer subject to federal and state income tax audits for the years prior to 2016.